CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2024	Jun. 30, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 1,409,070	$ 16,274
Cryptocurrencies		178,687	2,084,330
Other receivables, net		1,705,333	118,212
Prepayments, net		21,333	343,597
Security deposit, net			660,552
Loans receivable, net		3,370,322
GST tax receivable, net			349,960
Total current assets		6,684,745	3,572,925
OTHER ASSETS
Plant and equipment, net			7,373,205
Long-term investment, net		0	2,389,698
Total other assets			9,762,903
Total assets		6,684,745	13,335,828
CURRENT LIABILITIES
Loans from a third party			819,000
Convertible debentures, net		1,880,019	770,467
Accounts payable			667,912
Other payables and accrued liabilities		611,151	331,046
Total current liabilities		2,491,170	2,588,425
OTHER LIABILITIES
Convertible debentures, net		3,283,992	486,332
Total other liabilities		3,283,992	486,332
Total liabilities		5,775,162	3,074,757
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.3 par value, 10,000,000 shares authorized, 7,758,348 and 3,381,092 shares issued and outstanding as of June 30, 2024 and 2023, respectively	[1]	2,327,505	1,014,328
Additional paid-in capital		81,066,562	73,446,519
Accumulated deficit		(81,731,423)	(64,199,776)
Total Bit Origin Ltd shareholders' equity		1,662,644	10,261,071
NONCONTROLLING INTERESTS		(753,061)
Total equity		909,583	10,261,071
Total liabilities and shareholders' equity		6,684,745	13,335,828
Related Party
CURRENT ASSETS
Other receivables, net			$ 118,212
Nonrelated Party
CURRENT ASSETS
Other receivables, net		$ 1,705,333

[1]	Giving retroactive effect to the 1-for-30 reverse share split effected on May 23, 2023